Summary of significant accounting policies	9 Months Ended
Sep. 30, 2023
Corporate information and statement of IFRS compliance [abstract]
Summary of significant accounting policies	Summary of significant accounting policiesThe significant accounting policies applied in these financial statements are the same as those applied and described in the Company’s annual audited consolidated financial statements as at and for the year ended December 31, 2022.